UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 3012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/12 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (35.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$25,000	$18,625

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			5,360,000	4,547,960

Brazil (Federal Republic of) sr. notes 5 7/8s, 2019			100,000	123,550

Canada (Government of) bonds 5s, 2037		CAD	200,000	300,528

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			$250,000	257,705

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	20,600,000	358,669

France (Government of) bonds 3 3/4s, 2021		EUR	7,111,000	10,048,654

France (Government of) bonds 2 1/2s, 2016		EUR	1,630,000	2,156,931

France (Government of) unsec. bonds 3 1/4s, 2021		EUR	5,340,000	7,266,264

Germany (Federal Republic of) bonds 3s, 2020		EUR	7,713,000	10,982,862

Germany (Federal Republic of) bonds 2 1/4s, 2020		EUR	5,910,000	7,993,448

Germany (Federal Republic of) bonds Ser. 86, 6s, 2016		EUR	12,969,000	19,513,722

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$210,000	237,392

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041			594,000	610,674

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			280,000	317,800

International Bank for Reconstruction & Development sr. unsec. unsub. notes Ser. MPLE, 4.3s, 2012		CAD	2,000,000	2,017,749

Italy (Republic of) unsec. bonds 6 1/2s, 2027		EUR	1,690,000	2,078,752

Italy (Republic of) unsec. bonds 5 1/2s, 2022		EUR	2,153,000	2,556,625

Italy (Republic of) unsec. bonds 4s, 2017		EUR	2,240,000	2,627,138

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s, 2021		JPY	1,377,000,000	18,109,599

Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036		JPY	106,000,000	1,562,450

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$250,000	266,694

Ontario (Province of) bonds 4s, 2021 (Canada)		CAD	1,690,000	1,877,276

Ontario (Province of) debs. 5s, 2014 (Canada)		CAD	1,100,000	1,160,975

Peru (Republic of) bonds 6.95s, 2031		PEN	840,000	379,081

Russia (Federation of) 144A sr. notes 5 5/8s, 2042			$600,000	711,552

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017			200,000	206,086

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024			1,600,000	1,804,000

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017		EUR	1,450,000	1,702,476

Spain (Kingdom of) unsec. bonds 5 1/2s, 2021		EUR	1,530,000	1,735,996

Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022		SEK	1,500,000	263,037

Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014		SEK	3,585,000	579,908

Switzerland (Government of) bonds 2s, 2021		CHF	600,000	700,838

Ukraine (Government of) 144A notes 9 1/4s, 2017			$375,000	373,148

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			700,000	696,500

United Kingdom Treasury bonds 8s, 2021		GBP	830,000	2,033,957

United Kingdom Treasury bonds 4 1/2s, 2034		GBP	1,310,000	2,693,053

United Kingdom Treasury bonds 4s, 2022		GBP	2,740,000	5,267,215

United Kingdom Treasury bonds 3 3/4s, 2020		GBP	6,025,000	11,305,329

United Kingdom Treasury bonds 3 3/4s, 2019		GBP	630,000	1,175,121

Total foreign government and agency bonds and notes (cost $125,104,045)				$128,619,339

CORPORATE BONDS AND NOTES (26.4%)(a)
			Principal amount	Value

Basic materials (1.8%)

Airgas, Inc. sr. unsec. unsub notes 3 1/4s, 2015			$105,000	$110,484

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			165,000	214,188

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)			95,000	114,109

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)			215,000	206,899

Cabot Corp. sr. unsec. unsub. notes 2.55s, 2018			255,000	258,023

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			160,000	173,200

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			195,000	235,950

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			390,000	423,752

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			280,000	294,374

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			90,000	92,414

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			120,000	159,723

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			305,000	359,579

International Paper Co. sr. unsec. notes 9 3/8s, 2019			128,000	172,678

International Paper Co. sr. unsec. notes 8.7s, 2038			120,000	175,727

International Paper Co. sr. unsec. notes 7.95s, 2018			155,000	198,899

LyondellBasell Industries NV sr. unsec. notes 6s, 2021 (Netherlands)			230,000	264,500

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			160,000	172,346

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022			120,000	125,792

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019			260,000	327,001

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)			400,000	506,213

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022			105,000	111,680

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019			105,000	110,901

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			155,000	212,722

Sealed Air Corp. sr. notes 7 7/8s, 2017			100,000	108,000

Sealed Air Corp. 144A notes 5 5/8s, 2013			151,000	156,663

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)			10,000	12,100

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			31,000	34,255

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			180,000	214,603

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			140,000	164,025

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			715,000	763,396

				6,474,196
Capital goods (0.2%)

BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			285,000	297,825

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			253,000	321,878

United Technologies Corp. sr. unsec. unsub notes 4 1/2s, 2042			50,000	57,984

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			30,000	32,264

				709,951
Communication services (2.1%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			100,000	130,913

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	207,140

American Tower Corp. sr. unsec. notes 7s, 2017(R)			130,000	151,943

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			205,000	281,626

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030			265,000	363,952

CenturyLink, Inc. sr. unsec. debs. Ser. G, 6 7/8s, 2028			310,000	323,679

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039			130,000	133,471

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			75,000	102,991

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			120,000	149,323

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			190,000	208,798

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			310,000	339,063

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)			555,000	643,692

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			128,000	139,512

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015			90,000	99,450

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			115,000	154,757

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			125,000	163,609

Qwest Corp. notes 6 3/4s, 2021			612,000	717,434

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)			80,000	100,419

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			350,000	381,533

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026			580,000	816,867

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)			235,000	238,525

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			185,000	166,499

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)			155,000	151,941

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			105,000	140,990

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041			525,000	614,405

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039			68,000	102,889

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			162,000	226,559

Verizon Global Funding Corp. sr. unsec. unsub. notes 7 3/4s, 2030			110,000	164,705

				7,416,685
Consumer cyclicals (1.6%)

ADT Corp./The 144A company guaranty sr. unsec notes 4 7/8s, 2042			240,000	251,866

ADT Corp./The 144A company guaranty sr. unsec notes 3 1/2s, 2022			335,000	343,787

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			185,000	213,157

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			85,000	94,456

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			170,000	233,273

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			160,000	168,400

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			145,000	175,373

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			185,000	220,088

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			235,000	251,541

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			15,000	17,531

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			260,000	277,123

Ford Motor Credit Co., LLC 144A sr. unsec. notes 4.207s, 2016			640,000	662,589

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			175,000	206,780

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			231,000	240,529

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			145,000	161,675

Limited Brands, Inc. sr. notes 5 5/8s, 2022			220,000	229,900

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			30,000	33,042

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			50,000	53,704

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			180,000	183,232

Masco Corp. sr. unsec. bonds 7 1/8s, 2020			125,000	139,636

News America, Inc. company guaranty sr. unsec. notes 6.9s, 2019			80,000	100,398

Owens Corning company guaranty sr. unsec. notes 9s, 2019			87,000	110,708

QVC, Inc. 144A sr. notes 7 1/8s, 2017			80,000	84,874

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023			165,000	230,786

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			215,000	298,750

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			50,000	57,551

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			545,000	583,833

				5,624,582
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039			63,000	109,142

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			180,000	256,733

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			130,000	183,428

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			154,000	263,783

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			230,000	259,422

Campbell Soup Co. debs. 8 7/8s, 2021			50,000	73,951

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			62,000	67,193

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032			332,984	428,351

CVS Pass-Through Trust 144A pass-through certificates 6.117s, 2013			45,785	46,601

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			380,000	466,665

Delhaize Group company guaranty sr. unsec notes 5.7s, 2040 (Belgium)			50,000	41,623

Delhaize Group company guaranty sr. unsec notes 4 1/8s, 2019 (Belgium)			195,000	184,225

Diageo Investment Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			355,000	403,979

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			589,000	779,048

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			205,000	246,150

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.85s, 2016			195,000	220,350

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			200,000	226,220

				4,256,864
Energy (1.8%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			455,000	609,104

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			200,000	220,364

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)			265,000	315,257

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			140,000	164,045

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			110,000	109,725

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)			605,000	601,248

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			300,000	336,981

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			185,000	251,656

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			45,000	54,733

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			160,000	180,893

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			55,000	67,889

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			225,000	251,703

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			445,000	462,616

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			295,000	333,834

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			370,000	268,217

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			100,000	83,750

Petronas Capital, Ltd. 144A company guaranty unsec. unsub. notes 5 1/4s, 2019 (Malaysia)			315,000	366,303

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			425,000	632,251

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 4 1/2s, 2012 (Qatar)			250,000	251,250

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021			140,000	150,432

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			165,000	210,872

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			365,000	529,737

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019			36,000	47,315

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			10,000	11,555

				6,511,730
Financials (10.7%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			1,190,000	1,257,354

ABN AMRO North American Holding Preferred Capital Repackage Trust I 144A jr. unsec. sub. bonds FRB 6.523s, perpetual maturity			295,000	275,825

Aflac, Inc. sr. unsec. notes 6.9s, 2039			215,000	275,924

Aflac, Inc. sr. unsec. notes 6.45s, 2040			185,000	227,798

American Express Co. sr. unsec. notes 8 1/8s, 2019			330,000	448,811

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068			560,000	638,400

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			250,000	281,151

Aon PLC jr. unsec. sub. notes 8.205s, 2027			545,000	641,193

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			855,000	984,571

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			270,000	305,992

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, 2049 (France)			485,000	420,131

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			100,000	105,000

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			435,000	454,288

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			725,000	818,482

Bank of America Corp. sr. unsec. unsub. notes 5 7/8s, 2042			225,000	257,499

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)			150,000	124,875

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			870,000	1,036,466

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			725,000	735,902

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			230,000	284,470

BNP Paribas SA 144A jr. unsec. sub. notes FRN 7.195s, 2049 (France)			300,000	271,800

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, 2049 (France)			593,000	509,980

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			585,000	648,147

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			510,000	512,550

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039			149,000	154,215

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			5,000	6,349

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032			185,000	201,239

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021			80,000	90,590

CNA Financial Corp. unsec. notes 6 1/2s, 2016			260,000	295,415

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			105,000	118,687

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)			120,000	125,885

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			370,000	456,880

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity			745,000	663,981

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)			22,000	22,776

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021			445,000	483,164

GE Capital Trust IV 144A unsec. sub. bonds FRB 4 5/8s, 2066		EUR	90,000	99,869

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018			$415,000	490,138

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.667s, 2016			145,000	139,636

General Electric Capital Corp. sr. unsec. notes 6.15s, 2037			720,000	897,254

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			530,000	518,972

Glen Meadow Pass-Through Trust 144A jr. sub. notes FRN 6.505s, 2067			380,000	279,300

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			195,000	229,482

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			11,000	11,282

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			220,000	240,900

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			650,000	440,375

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			800,000	774,002

Health Care REIT, Inc. sr. unsec. notes 4 1/8s, 2019(R)			165,000	171,373

HSBC Finance Capital Trust IX FRN 5.911s, 2035			200,000	192,000

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			685,000	775,511

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)			320,000	373,449

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			100,000	105,125

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)			850,000	877,633

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			220,000	231,825

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			390,000	398,775

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. notes FRN 1.467s, 2047			964,000	668,406

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			650,000	677,625

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			265,000	238,500

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			1,040,000	1,047,063

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)			540,000	556,623

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			435,000	642,064

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038			80,000	97,996

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037			220,000	250,800

MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2068			300,000	378,000

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			125,000	130,560

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			425,000	455,293

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016			100,000	105,061

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			205,000	217,813

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			35,000	37,229

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			40,000	54,746

Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s, 2015 (Sweden)			365,000	346,750

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			815,000	846,494

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			30,000	31,996

Primerica, Inc. sr. unsec. unsub notes 4 3/4s, 2022			150,000	155,538

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			945,000	1,006,425

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			350,000	357,169

Prudential Financial, Inc. sr. notes 7 3/8s, 2019			15,000	18,634

Prudential Financial, Inc. sr. notes 6.2s, 2015			15,000	16,612

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			85,000	102,007

Rabobank Nederland 144A jr. unsec. sub. notes FRN 11s, perpetual maturity (Netherlands)			865,000	1,105,038

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			120,000	123,428

Royal Bank of Scotland Group PLC sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)			820,000	881,336

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	552,853

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			275,000	297,973

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			450,000	469,125

Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South Korea)			650,000	690,872

SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part sr. unsec. notes 5s, 2018(R)			270,000	279,342

Societe Generale SA 144A jr. unsec. sub. bonds FRB 1.211s, 2049 (France)			445,000	202,475

Standard Chartered Bank 144A unsec. sub. notes 6.4s, 2017 (United Kingdom)			435,000	490,680

Standard Chartered PLC 144A jr. sub. bonds FRB 7.014s, 2049 (United Kingdom)			100,000	100,011

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.468s, 2037			550,000	406,004

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			85,000	99,396

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019			135,000	157,062

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039			210,000	288,453

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			500,000	571,050

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			175,000	185,431

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			100,000	105,526

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			699,000	747,930

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			100,000	105,526

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			310,000	313,819

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)			405,000	453,390

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037			300,000	306,000

				38,754,815
Government (3.3%)

Asian Development Bank sr. unsec. unsub. notes Ser. MTN, 5 1/2s, 2016 (Supra-Nation)		AUD	2,150,000	2,413,326

Eurasian Development Bank 144A sr. unsec. notes 7 3/8s, 2014 (Kazakhstan)			$100,000	109,174

European Investment Bank sr. unsec. unsub. bonds 5 5/8s, 2032 (Luxembourg)		GBP	1,900,000	3,825,939

Inter-American Development Bank sr. unsec. unsub. notes Ser. MPLE, 4 1/4s, 2012 (Supra-Nation)		CAD	3,000,000	3,019,265

KFW govt. guaranty sr. unsec. unsub. bonds Ser. 8, 3 7/8s, 2013 (Germany)		EUR	1,055,000	1,341,947

Landwirtschaftliche Rentenbank govt. guaranty unsec. unsub. bonds 3 1/4s, 2014 (Germany)		EUR	1,055,000	1,359,483

				12,069,134
Health care (0.4%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			$200,000	276,760

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042			295,000	335,033

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021			250,000	285,035

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			120,000	128,850

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			135,000	144,113

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			175,000	230,253

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			28,000	31,687

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			120,000	135,463

				1,567,194
Technology (0.3%)

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020			145,000	157,325

Brocade Communications Systems, Inc. company guaranty sr. notes 6 5/8s, 2018			35,000	36,488

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			116,000	125,280

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			5,000	5,923

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018			465,000	559,005

Lexmark International Inc, sr. unsec. notes 5.9s, 2013			105,000	108,378

				992,399
Transportation (0.5%)

American Airlines 2011-2 Class A Pass-Through Trust pass-through certificates Ser. 11-2, Class A, 8 5/8s, 2023			257,177	270,679

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			295,000	358,916

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			10,000	12,602

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			77,772	84,383

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			137,695	145,268

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			60,000	66,453

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018			119,287	130,023

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			139,619	158,468

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			140,000	179,067

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			185,978	211,085

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			37,904	39,799

				1,656,743
Utilities and power (2.5%)

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			65,000	73,297

Beaver Valley Funding Corp. sr. bonds 9s, 2017			100,000	103,148

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			541,124	576,297

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			405,000	508,710

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			65,000	73,736

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			230,000	254,150

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.761s, 2066			350,000	314,535

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			165,000	185,304

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			335,000	303,448

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032			105,000	144,039

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			95,000	111,863

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)			465,000	599,757

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Luxembourg)			175,000	172,204

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			515,000	587,255

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			210,000	231,665

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			125,000	134,760

Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN, 4 1/2s, 2016 (Finland)		EUR	255,000	352,381

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036			$155,000	148,788

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			125,000	145,636

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			295,000	360,086

Nevada Power Co. notes 6 1/2s, 2018			195,000	244,945

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			640,000	707,340

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			240,000	251,400

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			20,000	23,056

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			75,000	90,108

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017			20,000	24,091

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019			530,000	729,226

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			340,000	354,920

Union Electric Co. sr. bonds 6.7s, 2019			45,000	57,537

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			170,000	200,386

Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018			145,000	198,232

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042			35,000	38,872

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067			830,000	875,650

				9,176,822

Total corporate bonds and notes (cost $88,390,984)				$95,211,115

MORTGAGE-BACKED SECURITIES (17.2%)(a)
			Principal amount	Value

American Home Mortgage Assets Ser. 07-5, Class XP, PO, zero %, 2047			$3,545,581	$358,324

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			1,309,178	159,589

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049			654,101	682,395
Ser. 06-5, Class A2, 5.317s, 2047			1,263,926	1,267,081

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class J, 4.9s, 2036(F)			1,216,000	1,170,547
Ser. 04-4, Class XC, IO, 0.863s, 2042			1,353,274	15,864
Ser. 07-5, Class XW, IO, 0.412s, 2051			8,215,695	117,287
Ser. 06-5, Class XC, IO, 0.264s, 2047			2,032,950	29,758

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.792s, 2046			9,668,168	410,897
Ser. 09-RR7, Class 2A7, IO, 1.579s, 2047			22,268,208	926,357
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047			23,526,243	599,919
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046			23,653,673	603,169

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, 2.93s, 2023		CAD	4,323,827	43,115
Ser. 07-CD1A, IO, 2.14s, 2021		CAD	6,098,231	133,780
FRB Ser. 06-CD1A, Class A1, 1.505s, 2023		CAD	218,588	212,517

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 04-PWR3, Class D, 4.889s, 2041(F)			$461,000	451,355

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.168s, 2038(F)			5,953,281	101,229

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			4,029,567	105,575
Ser. 07-AR5, Class 1X2, IO, 1/2s, 2047			2,451,757	52,222
Ser. 06-AR5, Class 1X, IO, 1/2s, 2046			5,324,095	101,158
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			2,799,169	39,468

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA, IO, 1.483s, 2044(F)			6,673,226	467,907

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ, 4.96s, 2043			450,000	470,606

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.118s, 2049			30,727,164	428,951

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A, 5.621s, 2036			811,997	725,828

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.148s, 2049			6,582,941	51,676
Ser. 07-CD5, Class XS, IO, 0.046s, 2044			4,838,230	18,184

Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1, Class F, 6.23s, 2031			30,716	31,131

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class AM, 5.347s, 2046			403,000	419,322
Ser. 06-C8, Class A2B, 5.248s, 2046			113,006	113,398
Ser. 05-C6, Class AJ, 5.209s, 2044			1,023,000	1,014,817

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.798s, 2014 (United Kingdom)		GBP	102,358	134,805
FRB Ser. 05-CT2A, Class E, 1.843s, 2014 (United Kingdom)		GBP	29,560	41,248

Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, 0.577s, 2035			$2,675,040	1,551,523
FRB Ser. 06-OA21, Class A1, 0.437s, 2047			913,777	479,733
FRB Ser. 07-OA3, Class 1A1, 0.386s, 2047			2,661,493	1,756,585

Countrywide Home Loans FRB Ser. 05-HY10, Class 3A1B, 2.721s, 2036			2,161,748	1,361,901

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.772s, 2039			426,598	428,994

Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.128s, 2039			9,303,706	117,348
Ser. 07-C2, Class AX, IO, 0.082s, 2049			9,452,391	54,647

CS First Boston Mortgage Securities Corp. Ser. 05-C5, Class AJ, 5.1s, 2038(F)			326,000	321,625

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			262,515	282,650
FRB Ser. 03-CK2, Class G, 5.744s, 2036			933,000	936,266
Ser. 02-CP5, Class M, 5 1/4s, 2035			80,212	4,797
Ser. 03-C3, Class AX, IO, 1.761s, 2038			3,126,253	21,265

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2, Class B3, 6.04s, 2031			242,513	253,523

Fannie Mae Grantor Trust IFB Ser. 10-46, Class SB, IO, 6.204s, 2040			1,989,679	296,184

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.605s, 2032			107,190	171,530
IFB Ser. 3408, Class EK, 24.792s, 2037			46,904	74,830
IFB Ser. 3072, Class SM, 22.885s, 2035			129,280	204,554
IFB Ser. 3072, Class SB, 22.738s, 2035			116,088	182,952
IFB Ser. 3249, Class PS, 21.454s, 2036			102,055	155,486
IFB Ser. 3065, Class DC, 19.114s, 2035			109,079	172,476
IFB Ser. 2990, Class LB, 16.31s, 2034			111,699	157,298
IFB Ser. 3951, Class CS, IO, 6.508s, 2026			15,637,358	2,619,570
IFB Ser. 3856, Class PS, IO, 6.351s, 2040			5,046,959	783,814
IFB Ser. 3780, Class PS, IO, 6.208s, 2035			9,155,475	928,422
IFB Ser. 3934, Class SA, IO, 6.151s, 2041			1,202,346	211,252
IFB Ser. 3751, Class SB, IO, 5.791s, 2039			10,835,776	1,655,287
Ser. 3632, Class CI, IO, 5s, 2038			170,128	10,674
Ser. 3626, Class DI, IO, 5s, 2037			106,264	3,941
IFB Ser. 3852, Class SG, 4.781s, 2041			1,008,995	1,042,947
Ser. 268, Class S3, IO, 4 1/2s, 2042(FWC)			1,719,000	462,067
Ser. 3747, Class HI, IO, 4 1/2s, 2037			349,152	34,282
Ser. 3707, Class PI, IO, 4 1/2s, 2025			1,301,194	101,506
Ser. 3300, PO, zero %, 2037			21,630	20,111
FRB Ser. 3326, Class WF, zero %, 2035			16,494	14,845

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.664s, 2036			93,070	159,690
IFB Ser. 07-53, Class SP, 23.297s, 2037			110,199	177,600
IFB Ser. 05-75, Class GS, 19.511s, 2035			120,805	177,630
IFB Ser. 12-66, Class HS, IO, 6.455s, 2041			2,662,850	595,813
IFB Ser. 12-4, Class SN, IO, 6.354s, 2040(F)			3,672,655	672,301
IFB Ser. 12-3, Class CS, IO, 6.304s, 2040			3,439,169	666,580
IFB Ser. 11-67, Class BS, IO, 6.254s, 2041			1,273,785	224,568
IFB Ser. 12-30, Class HS, IO, 6.204s, 2042			9,083,521	1,837,505
IFB Ser. 404, Class S13, IO, 6.154s, 2040			3,683,549	509,702
IFB Ser. 12-4, Class SY, IO, 5.704s, 2042(F)			3,119,817	529,364
Ser. 409, Class C16, IO, 4s, 2040			2,290,042	301,551
Ser. 03-W10, Class 1, IO, 1.421s, 2043			852,263	39,151
Ser. 07-64, Class LO, PO, zero %, 2037			39,078	36,567
Ser. 04-61, Class CO, PO, zero %, 2031			2,778	2,769

GE Capital Commercial Mortgage Corp. 144A Ser. 07-C1, Class XC, IO, 0.099s, 2049			34,290,659	209,687

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ, 4.915s, 2041			355,000	347,424

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.453s, 2038			2,074,058	272,220
IFB Ser. 10-85, Class SD, IO, 6.403s, 2038			1,927,665	300,388
IFB Ser. 11-37, Class SD, IO, 6.403s, 2038			2,668,324	347,716
IFB Ser. 10-171, Class SB, IO, 6.201s, 2040			5,459,228	915,458
IFB Ser. 10-120, Class SB, IO, 5.956s, 2035			242,201	22,626
IFB Ser. 10-20, Class SC, IO, 5.903s, 2040			1,084,863	179,924
IFB Ser. 10-14, Class SH, IO, 5.751s, 2040			3,566,017	643,630
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			111,497	19,200
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			2,997,639	359,717
Ser. 11-116, Class BI, IO, 4s, 2026			4,279,743	420,784

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			2,775,855	104,927

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042(F)			697,000	704,829

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			94,131	94,837

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030			54,742	55,903
FRB Ser. 03-C1, Class J, 5.309s, 2040(F)			670,000	673,024

Harborview Mortgage Loan Trust FRB Ser. 05-8, Class 1A2A, 0.577s, 2035			1,689,849	975,888

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.426s, 2037			6,548,278	3,675,221

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class A3, 5.977s, 2051			360,000	383,022
FRB Ser. 04-CB9, Class B, 5.668s, 2041(F)			850,000	829,387
Ser. 07-LDPX, Class A3S, 5.317s, 2049			580,000	593,403
Ser. 06-LDP9, Class A2S, 5.298s, 2047			818,599	819,860
Ser. 04-C3, Class B, 4.961s, 2042			453,000	436,420
Ser. 06-LDP8, Class X, IO, 0.546s, 2045			2,485,465	43,846
Ser. 06-CB17, Class X, IO, 0.501s, 2043			23,234,931	426,012
Ser. 07-LDPX, Class X, IO, 0.316s, 2049			4,178,722	43,241

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.156s, 2051			8,156,943	81,602

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			119,000	124,855

LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AJ, 5.323s, 2040			640,000	650,176
Ser. 06-C7, Class A2, 5.3s, 2038			575,875	575,875
Ser. 04-C8, Class D, 4.946s, 2039(F)			468,000	468,093
Ser. 05-C1, Class D, 4.856s, 2040(F)			518,000	500,164
Ser. 07-C2, Class XW, IO, 1/2s, 2040			1,147,168	22,896

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.649s, 2038			1,499,491	34,365
Ser. 05-C2, Class XCL, IO, 0.354s, 2040			3,563,216	26,236
Ser. 06-C7, Class XCL, IO, 0.26s, 2038			2,748,924	38,669
Ser. 06-C6, Class XCL, IO, 0.198s, 2039			13,566,137	236,892
Ser. 07-C2, Class XCL, IO, 0.142s, 2040			7,352,414	105,456

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO, IO, zero %, 2047			2,124,235	61,178

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.846s, 2050			539,000	557,874
FRB Ser. 07-C1, Class A2, 5.742s, 2050			281,969	281,901
Ser. 03-KEY1, Class C, 5.373s, 2035			386,000	390,285

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.369s, 2049			102,884	101,373

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 4.866s, 2049			183,953	13,796

Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032			256,000	263,055
Ser. 07-IQ14, Class A2, 5.61s, 2049			228,963	239,934
FRB Ser. 07-HQ12, Class A2, 5.597s, 2049			298,315	303,535
Ser. 05-HQ5, Class X2, IO, 0.22s, 2042			71,377,319	110,635

Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039			360,000	320,400
Ser. 03-IQ6, Class C, 5.099s, 2041(F)			516,000	518,109
Ser. 05-HQ5, Class X1, IO, 0.091s, 2042(F)			74,602,707	373,048

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.853s, 2043			656,143	675,827

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			5,478,708	202,164
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			1,904,791	40,953
FRB Ser. 06-AR8, Class A1A, 0.446s, 2036			3,738,858	2,093,760
Ser. 06-AR8, Class X, IO, 0.4s, 2036			8,344,041	111,810

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.005s, 2045			1,717,795	309,203

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.62s, 2039(F)			534,000	555,936

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO, 3/8s, 2046			2,242,920	34,115

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 03-C8, Class F, 5.207s, 2035(F)			556,000	549,776

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036			87,000	74,820

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR4, Class 1A1B, 1.087s, 2046			1,714,531	1,131,590
FRB Ser. 06-AR15, Class 1A, 0.987s, 2046			796,430	577,412

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-HY1, Class A3A, 0.476s, 2037			2,185,467	1,212,934

Total mortgage-backed securities (cost $59,344,081)				$62,174,451

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (7.0%)(a)
			Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, with due dates from July 1, 2021 to September 1, 2021			$34,317	$37,447
5 1/2s, June 1, 2035			41,486	45,581
5 1/2s, April 1, 2020			34,932	37,957
3 1/2s, TBA, August 1, 2042			5,000,000	5,294,727

Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from March 1, 2033 to April 1, 2035			176,867	201,802
6 1/2s, with due dates from September 1, 2036 to November 1, 2037			120,108	135,122
6s, July 1, 2037			9,128	10,067
6s, with due dates from May 1, 2021 to October 1, 2021			97,655	107,121
5 1/2s, with due dates from February 1, 2018 to March 1, 2021			108,276	118,113
5s, May 1, 2037			337,020	366,312
5s, with due dates from May 1, 2020 to March 1, 2021			14,336	15,555
4s, with due dates from May 1, 2019 to September 1, 2020			192,938	206,180
3 1/2s, TBA, August 1, 2042			4,000,000	4,244,062
3s, TBA, September 1, 2042			3,000,000	3,112,734
3s, TBA, August 1, 2042			11,000,000	11,443,438

Total U.S. government agency mortgage obligations (cost $25,137,302)				$25,376,218

U.S. TREASURY OBLIGATIONS (0.5%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 1.875%, July 15, 2013(i)			$136,399	$140,251

U.S. Treasury Inflation Protected Securities 1.125%, January 15, 2021(i)			1,092,676	1,277,950

U.S. Treasury Notes 1.875%, August 31, 2017(i)			145,000	155,172

U.S. Treasury Notes 1.375%, September 15, 2012(i)			160,000	161,075

U.S. Treasury Notes 0.125%, September 30, 2013(i)			202,000	201,917

Total U.S. treasury obligations (cost $1,936,365)				$1,936,365

PURCHASED OPTIONS OUTSTANDING (5.4%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 1.75% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.75		$9,301,000	$154,211

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		7,100,307	7

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/4.89		333,570	2,535

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 1.75% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.75		9,301,000	192,252

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		7,100,307	1,176,521

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/4.39		333,570	37,293

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		10,034,259	172,429

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/5.12		338,985	2,247

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/4.12		338,985	34,486

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74		10,034,259	2,058,649

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		8,958,000	206,849

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		10,036,000	186,670

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		13,523,000	418,807

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		4,592,000	228,819

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		4,592,000	231,712

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		4,592,000	238,233

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		8,958,000	1,505,383

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		10,036,000	1,981,839

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		3,985,400	4

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		5,252,000	148,159

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		5,252,000	137,497

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		9,943,000	73,777

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		3,985,400	417,152

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		5,252,000	2,121,808

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		5,252,000	2,211,090

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77		9,943,000	1,312,476

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		776,000	8

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		776,000	357

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		776,000	1,040

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		776,000	2,002

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		776,000	3,050

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		1,614,000	3,196

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		1,614,000	21,515

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		3,489,851	129,404

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		1,414,000	15,964

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		5,156,000	40,990

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		1,766,000	41,695

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		1,766,000	43,850

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		1,766,000	45,792

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		1,766,000	47,647

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		1,766,000	48,795

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		776,000	44,884

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		776,000	45,412

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		776,000	46,079

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		776,000	47,095

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		776,000	48,019

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		1,614,000	177,621

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		1,614,000	196,117

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		3,489,851	391,177

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		1,414,000	143,040

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		5,156,000	652,956

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		16,528,600	17

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		1,414,000	15,546

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.565% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/4.565		331,452	2,775

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11		2,807,000	18,703

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855		16,528,600	1,923,598

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		1,414,000	145,031

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.565% versus the three month USD-LIBOR-BBA maturing June 2021.	Jun-16/4.565		331,452	40,092

Total purchased options outstanding (cost $15,684,207)				$19,634,372

ASSET-BACKED SECURITIES (0.5%)(a)
			Principal amount	Value

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.121s, 2034			$12,634	$3,889

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF18, Class A2B, 0.355s, 2037			2,044,733	1,145,051

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.014s, 2043		EUR	327,000	321,873
FRB Ser. 03-2, Class 3C, 3.333s, 2043		GBP	121,603	152,524

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.446s, 2034			$10,355	3,139

Total asset-backed securities (cost $1,624,677)				$1,626,476

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$100,000	$130,296

IL State G.O. Bonds
4.421s, 1/1/15			45,000	47,280
4.071s, 1/1/14			135,000	139,788

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			95,000	132,748

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			115,000	141,802

Total municipal bonds and notes (cost $490,689)				$591,914

SENIOR LOANS (—%)(a)(c)
			Principal amount	Value

Aramark Corp. bank term loan FRN 3.646s, 2016			$7,147	$7,108

Aramark Corp. bank term loan FRN Ser. B2, 3.829s, 2016			15,770	15,683

Aramark Corp. bank term loan FRN Ser. C, 0.091s, 2016			1,037	1,031

Aramark Corp. bank term loan FRN Ser. C3, 0.096s, 2016			576	573

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.489s, 2018			13,071	11,490

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.72s, 2016			17,812	17,725

Freescale Semiconductor, Inc. bank term loan FRN 4.489s, 2016			13,844	12,987

National Bedding Company, LLC bank term loan FRN Ser. B, 4 3/8s, 2013			9,412	9,412

SunGard Data Systems, Inc. bank term loan FRN 2.041s, 2014			844	841

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 3.948s, 2016			17,486	17,479

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.741s, 2017			25,177	15,987

Univision Communications, Inc. bank term loan FRN 4.489s, 2017			26,405	25,294

West Corp. bank term loan FRN Ser. B2, 2.653s, 2013			5,434	5,420

West Corp. bank term loan FRN Ser. B5, 4.489s, 2016			13,147	13,081

Total senior loans (cost $159,455)				$154,111

SHORT-TERM INVESTMENTS (15.8%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.13%(e)			28,865,461	$28,865,461

SSgA Prime Money Market Fund 0.12%(P)			7,517,783	7,517,783

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, September 21, 2012			$3,000,000	2,999,235

Straight-A Funding, LLC 144A, Ser. 1 commercial paper with an effective yield of 0.178%, September 10, 2012			4,510,000	4,509,098

Straight-A Funding, LLC 144A, Ser. 1 commercial paper with an effective yield of 0.178%, August 8, 2012			3,000,000	2,999,895

U.S. Treasury Bills with an effective yield of 0.087%, October 18, 2012(SEG)(SEGSF)			9,915,000	9,913,017

Total short-term investments (cost $56,804,582)				$56,804,489

TOTAL INVESTMENTS

Total investments (cost $374,676,387)(b)				$392,128,850

TBA SALE COMMITMENTS OUTSTANDING at 7/31/12 (proceeds receivable $7,350,391) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 3 1/2s, August 1, 2042	$4,000,000	8/13/12	$4,244,062
Federal National Mortgage Association 3s, August 1, 2042	3,000,000	8/13/12	3,120,938

Total			$7,365,000

FORWARD CURRENCY CONTRACTS at 7/31/12 (aggregate face value $336,696,116) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	8/16/12	$1,170,981	$1,138,717	$(32,264)
	Canadian Dollar	Sell	8/16/12	1,993	3,868	1,875
	Euro	Buy	8/16/12	368,685	387,165	(18,480)
	Japanese Yen	Buy	8/16/12	1,052,511	1,032,346	20,165
	Swedish Krona	Sell	8/16/12	12	12	—
	Swiss Franc	Buy	8/16/12	1,481,751	1,486,087	(4,336)
Barclays Bank PLC
	Australian Dollar	Buy	8/16/12	4,659,473	4,558,177	101,296
	Brazilian Real	Buy	8/16/12	804,820	823,523	(18,703)
	British Pound	Sell	8/16/12	4,729,068	4,716,825	(12,243)
	Canadian Dollar	Sell	8/16/12	2,126,483	2,063,804	(62,679)
	Chilean Peso	Buy	8/16/12	1,192,946	1,160,462	32,484
	Czech Koruna	Sell	8/16/12	1,444,205	1,466,318	22,113
	Euro	Sell	8/16/12	5,744,766	5,842,986	98,220
	Hungarian Forint	Sell	8/16/12	125,503	127,275	1,772
	Japanese Yen	Buy	8/16/12	3,016,446	2,970,139	46,307
	Malaysian Ringgit	Buy	8/16/12	884,847	874,563	10,284
	Mexican Peso	Buy	8/16/12	742,902	743,602	(700)
	Mexican Peso	Sell	8/16/12	742,902	732,908	(9,994)
	New Zealand Dollar	Buy	8/16/12	457,628	441,584	16,044
	Norwegian Krone	Buy	8/16/12	2,159,773	2,140,657	19,116
	Norwegian Krone	Sell	8/16/12	2,159,773	2,176,874	17,101
	Polish Zloty	Sell	8/16/12	1,487,059	1,452,622	(34,437)
	Singapore Dollar	Sell	8/16/12	1,299,980	1,276,896	(23,084)
	South African Rand	Buy	8/16/12	534,435	536,646	(2,211)
	South Korean Won	Buy	8/16/12	1,721,817	1,700,523	21,294
	Swedish Krona	Buy	8/16/12	261,063	266,406	(5,343)
	Taiwan Dollar	Sell	8/16/12	744,640	743,351	(1,289)
	Turkish Lira	Sell	8/16/12	523,578	517,924	(5,654)
Citibank, N.A.
	Australian Dollar	Buy	8/16/12	5,023,036	5,028,996	(5,960)
	Brazilian Real	Buy	8/16/12	959,232	972,846	(13,614)
	British Pound	Sell	8/16/12	3,653,218	3,677,103	23,885
	Canadian Dollar	Sell	8/16/12	3,888	3,779	(109)
	Czech Koruna	Sell	8/16/12	1,679,432	1,714,643	35,211
	Danish Krone	Buy	8/16/12	832,536	852,835	(20,299)
	Euro	Sell	8/16/12	21,044,330	21,265,102	220,772
	Japanese Yen	Buy	8/16/12	4,671,744	4,600,605	71,139
	Mexican Peso	Sell	8/16/12	537,666	538,972	1,306
	Norwegian Krone	Buy	8/16/12	532,332	528,584	3,748
	Norwegian Krone	Sell	8/16/12	532,332	524,932	(7,400)
	Polish Zloty	Buy	8/16/12	392,144	382,500	9,644
	Polish Zloty	Sell	8/16/12	392,144	392,528	384
	Singapore Dollar	Sell	8/16/12	388,620	381,749	(6,871)
	South African Rand	Buy	8/16/12	792,625	802,935	(10,310)
	South African Rand	Sell	8/16/12	792,625	797,449	4,824
	South Korean Won	Buy	8/16/12	1,189,300	1,174,182	15,118
	Taiwan Dollar	Sell	8/16/12	799,554	802,504	2,950
	Turkish Lira	Buy	8/16/12	488,672	484,194	4,478
Credit Suisse AG
	Australian Dollar	Buy	8/16/12	3,447,454	3,320,157	127,297
	Brazilian Real	Buy	8/16/12	609,468	624,048	(14,580)
	British Pound	Sell	8/16/12	986,013	1,010,346	24,333
	Canadian Dollar	Sell	8/16/12	934,249	876,479	(57,770)
	Chilean Peso	Buy	8/16/12	1,265,824	1,232,711	33,113
	Czech Koruna	Sell	8/16/12	1,480,841	1,514,395	33,554
	Euro	Sell	8/16/12	6,146,431	6,190,898	44,467
	Hungarian Forint	Buy	8/16/12	484,769	510,652	(25,883)
	Japanese Yen	Sell	8/16/12	10,747,534	10,537,902	(209,632)
	Malaysian Ringgit	Buy	8/16/12	406,161	400,819	5,342
	Mexican Peso	Sell	8/16/12	373,899	368,155	(5,744)
	New Zealand Dollar	Sell	8/16/12	1,129,830	1,130,551	721
	Norwegian Krone	Sell	8/16/12	1,390,534	1,381,129	(9,405)
	Philippines Peso	Buy	8/16/12	835,438	830,697	4,741
	Polish Zloty	Buy	8/16/12	3,585	19,256	(15,671)
	Singapore Dollar	Sell	8/16/12	796,044	781,056	(14,988)
	South African Rand	Buy	8/16/12	808,412	819,663	(11,251)
	South Korean Won	Buy	8/16/12	779,167	778,698	469
	Swedish Krona	Buy	8/16/12	2,582,854	2,485,631	97,223
	Swiss Franc	Sell	8/16/12	358,809	362,428	3,619
	Taiwan Dollar	Sell	8/16/12	793,009	795,811	2,802
	Turkish Lira	Sell	8/16/12	566,542	560,363	(6,179)
Deutsche Bank AG
	Australian Dollar	Buy	8/16/12	1,484,691	1,446,120	38,571
	British Pound	Sell	8/16/12	1,786,394	1,782,114	(4,280)
	Canadian Dollar	Sell	8/16/12	213,525	140,265	(73,260)
	Czech Koruna	Sell	8/16/12	1,571,488	1,608,214	36,726
	Euro	Sell	8/16/12	6,809,104	6,883,732	74,628
	Mexican Peso	Sell	8/16/12	829,641	825,356	(4,285)
	Norwegian Krone	Buy	8/16/12	272,459	270,331	2,128
	Norwegian Krone	Sell	8/16/12	272,459	269,244	(3,215)
	Polish Zloty	Sell	8/16/12	1,026,753	1,007,121	(19,632)
	Singapore Dollar	Sell	8/16/12	1,167,306	1,147,624	(19,682)
	South Korean Won	Buy	8/16/12	1,696,144	1,686,578	9,566
	Swedish Krona	Buy	8/16/12	2,722,761	2,617,547	105,214
	Swiss Franc	Sell	8/16/12	9,324	9,424	100
	Turkish Lira	Buy	8/16/12	1,271,204	1,253,515	17,689
Goldman Sachs International
	Australian Dollar	Buy	8/16/12	318,853	261,165	57,688
	British Pound	Buy	8/16/12	1,793,920	1,775,558	18,362
	British Pound	Sell	8/16/12	1,790,627	1,792,332	1,705
	Canadian Dollar	Buy	8/16/12	222,497	216,246	6,251
	Chilean Peso	Buy	8/16/12	817,312	785,438	31,874
	Chilean Peso	Sell	8/16/12	817,312	790,520	(26,792)
	Czech Koruna	Buy	8/16/12	1,468,975	1,472,335	(3,360)
	Czech Koruna	Sell	8/16/12	1,457,028	1,493,158	36,130
	Euro	Sell	8/16/12	13,940,622	14,176,661	236,039
	Japanese Yen	Buy	8/16/12	2,363,784	2,338,362	25,422
	Norwegian Krone	Buy	8/16/12	1,821,019	1,804,118	16,901
	Norwegian Krone	Sell	8/16/12	1,821,019	1,796,600	(24,419)
	Singapore Dollar	Sell	8/16/12	789,534	775,699	(13,835)
	South Korean Won	Buy	8/16/12	249,193	247,228	1,965
	Swedish Krona	Buy	8/16/12	1,344,289	1,293,585	50,704
	Turkish Lira	Buy	8/16/12	1,287,323	1,274,684	12,639
HSBC Bank USA, National Association
	Australian Dollar	Buy	8/16/12	4,482,646	4,341,580	141,066
	British Pound	Sell	8/16/12	5,763,402	5,759,596	(3,806)
	Canadian Dollar	Sell	8/16/12	1,873,881	1,804,910	(68,971)
	Czech Koruna	Sell	8/16/12	778,596	816,508	37,912
	Euro	Sell	8/16/12	4,878,430	4,932,778	54,348
	Indian Rupee	Sell	8/16/12	1,017,931	1,014,239	(3,692)
	Japanese Yen	Buy	8/16/12	6,986,779	6,877,180	109,599
	New Zealand Dollar	Buy	8/16/12	172,015	169,495	2,520
	New Zealand Dollar	Sell	8/16/12	172,015	170,495	(1,520)
	Norwegian Krone	Sell	8/16/12	1,785,219	1,771,481	(13,738)
	Singapore Dollar	Sell	8/16/12	815,089	801,666	(13,423)
	South Korean Won	Buy	8/16/12	1,079,496	1,075,720	3,776
	Turkish Lira	Buy	8/16/12	1,793,225	1,765,321	27,904
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	8/16/12	3,611,498	3,517,176	94,322
	Brazilian Real	Buy	8/16/12	282,098	285,215	(3,117)
	British Pound	Sell	8/16/12	662,882	676,046	13,164
	Canadian Dollar	Buy	8/16/12	57,448	100,920	(43,472)
	Chilean Peso	Buy	8/16/12	673,358	638,466	34,892
	Czech Koruna	Sell	8/16/12	1,783,941	1,838,453	54,512
	Euro	Sell	8/16/12	1,333,345	1,335,813	2,468
	Hungarian Forint	Buy	8/16/12	523,829	517,121	6,708
	Japanese Yen	Buy	8/16/12	3,470,969	3,449,300	21,669
	Mexican Peso	Buy	8/16/12	186,679	186,027	652
	Mexican Peso	Sell	8/16/12	186,679	183,277	(3,402)
	New Zealand Dollar	Sell	8/16/12	154,539	164,485	9,946
	Norwegian Krone	Buy	8/16/12	1,821,466	1,803,594	17,872
	Peruvian New Sol	Sell	8/16/12	350,233	345,087	(5,146)
	Polish Zloty	Sell	8/16/12	332,888	322,469	(10,419)
	Singapore Dollar	Sell	8/16/12	1,149,304	1,129,562	(19,742)
	South African Rand	Buy	8/16/12	17,620	21,564	(3,944)
	South Korean Won	Buy	8/16/12	545,694	542,225	3,469
	Swedish Krona	Buy	8/16/12	1,659,111	1,645,046	14,065
	Swiss Franc	Sell	8/16/12	269,055	271,879	2,824
	Taiwan Dollar	Sell	8/16/12	790,288	793,690	3,402
	Turkish Lira	Buy	8/16/12	2,064,574	2,040,486	24,088
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	8/16/12	686,405	635,682	(50,723)
	Brazilian Real	Buy	8/16/12	74,821	79,822	(5,001)
	British Pound	Sell	8/16/12	14,173,094	14,022,061	(151,033)
	Canadian Dollar	Buy	8/16/12	281,112	362,598	(81,486)
	Chilean Peso	Buy	8/16/12	1,207	1,160	47
	Chilean Peso	Sell	8/16/12	1,207	1,176	(31)
	Czech Koruna	Sell	8/16/12	103,527	114,366	10,839
	Euro	Buy	8/16/12	22,027	10,406	11,621
	Japanese Yen	Buy	8/16/12	879,082	867,001	12,081
	Mexican Peso	Sell	8/16/12	97,222	102,095	4,873
	New Zealand Dollar	Buy	8/16/12	297,588	281,762	15,826
	Norwegian Krone	Buy	8/16/12	612,456	607,414	5,042
	Norwegian Krone	Sell	8/16/12	612,456	605,229	(7,227)
	Singapore Dollar	Sell	8/16/12	977,737	960,846	(16,891)
	South Korean Won	Buy	8/16/12	417,507	415,513	1,994
	Swedish Krona	Buy	8/16/12	755,457	726,326	29,131
	Swedish Krona	Sell	8/16/12	755,457	735,376	(20,081)
	Swiss Franc	Buy	8/16/12	2,598,546	2,625,004	(26,458)
	Taiwan Dollar	Sell	8/16/12	263,133	263,954	821
	Turkish Lira	Buy	8/16/12	1,589,742	1,568,350	21,392
State Street Bank and Trust Co.
	Australian Dollar	Buy	8/16/12	4,023,341	3,946,301	77,040
	Brazilian Real	Buy	8/16/12	87,185	86,450	735
	British Pound	Buy	8/16/12	151,453	124,450	27,003
	Canadian Dollar	Buy	8/16/12	50,640	86,380	(35,740)
	Chilean Peso	Buy	8/16/12	823,858	796,678	27,180
	Czech Koruna	Sell	8/16/12	1,109,285	1,158,675	49,390
	Euro	Sell	8/16/12	8,733,748	8,823,031	89,283
	Hungarian Forint	Buy	8/16/12	602,210	610,932	(8,722)
	Israeli Shekel	Buy	8/16/12	387,467	393,622	(6,155)
	Japanese Yen	Buy	8/16/12	3,052,105	3,011,332	40,773
	Mexican Peso	Sell	8/16/12	587,614	581,862	(5,752)
	New Zealand Dollar	Sell	8/16/12	545,173	558,868	13,695
	Norwegian Krone	Buy	8/16/12	21,192	3,415	17,777
	Polish Zloty	Sell	8/16/12	1,100,682	1,073,727	(26,955)
	Singapore Dollar	Sell	8/16/12	987,782	971,836	(15,946)
	South African Rand	Buy	8/16/12	194,777	215,355	(20,578)
	South Korean Won	Buy	8/16/12	1,606,873	1,603,859	3,014
	Swedish Krona	Buy	8/16/12	3,722,160	3,574,911	147,249
	Swiss Franc	Sell	8/16/12	13,115	13,252	137
	Taiwan Dollar	Sell	8/16/12	746,864	747,317	453
	Thai Baht	Buy	8/16/12	811,662	808,778	2,884
	Turkish Lira	Buy	8/16/12	1,523,655	1,509,526	14,129
UBS AG
	Australian Dollar	Buy	8/16/12	4,860,671	4,788,079	72,592
	British Pound	Sell	8/16/12	4,566,798	4,551,380	(15,418)
	Canadian Dollar	Sell	8/16/12	2,619,924	2,512,361	(107,563)
	Czech Koruna	Sell	8/16/12	1,082,479	1,107,733	25,254
	Euro	Sell	8/16/12	1,957,501	1,978,531	21,030
	Hungarian Forint	Buy	8/16/12	515,070	522,697	(7,627)
	Indian Rupee	Sell	8/16/12	787,231	785,709	(1,522)
	Japanese Yen	Buy	8/16/12	255,969	226,763	29,206
	Mexican Peso	Sell	8/16/12	559,121	577,664	18,543
	New Zealand Dollar	Sell	8/16/12	795,428	797,135	1,707
	Norwegian Krone	Sell	8/16/12	1,994,450	1,961,745	(32,705)
	Philippines Peso	Buy	8/16/12	835,438	830,548	4,890
	Polish Zloty	Buy	8/16/12	239,177	238,980	197
	Polish Zloty	Sell	8/16/12	239,177	233,281	(5,896)
	Singapore Dollar	Sell	8/16/12	1,646,491	1,618,373	(28,118)
	Swedish Krona	Buy	8/16/12	3,961,928	3,917,370	44,558
	Swiss Franc	Sell	8/16/12	2,998,645	3,029,459	30,814
	Taiwan Dollar	Sell	8/16/12	648,710	648,869	159
	Thai Baht	Buy	8/16/12	1,291,636	1,285,440	6,196
	Turkish Lira	Buy	8/16/12	1,273,872	1,259,625	14,247
Westpac Banking Corp.
	Australian Dollar	Buy	8/16/12	3,222,850	3,100,341	122,509
	British Pound	Sell	8/16/12	1,300,365	1,327,497	27,132
	Canadian Dollar	Sell	8/16/12	4,048,711	3,897,809	(150,902)
	Euro	Sell	8/16/12	6,423,486	6,539,324	115,838
	Japanese Yen	Buy	8/16/12	1,770,918	1,743,842	27,076
	Mexican Peso	Sell	8/16/12	242,057	237,934	(4,123)
	Norwegian Krone	Sell	8/16/12	325,919	333,658	7,739
	Swedish Krona	Buy	8/16/12	1,835,479	1,766,984	68,495

Total						$2,016,394

FUTURES CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	31	$3,583,395	Sep-12	$26,096
Australian Government Treasury Bond 10 yr (Long)	3	396,305	Sep-12	(1,725)
Canadian Government Bond 10 yr (Long)	39	5,403,261	Sep-12	67,422
Euro-Bobl 5 yr (Short)	155	24,363,452	Sep-12	(29,045)
Euro-Bund 10 yr (Short)	251	44,647,601	Sep-12	(615,959)
Euro-Buxl 30 yr Bond (Long)	34	5,734,549	Sep-12	(248,981)
Euro-Schatz 2 yr (Long)	245	33,444,141	Sep-12	107,902
Euro-Swiss Franc 3 Month (Short)	16	4,101,608	Dec-12	(63,866)
Japanese Government Bond 10 yr (Long)	12	22,119,936	Sep-12	77,924
Japanese Government Bond 10 yr Mini (Long)	37	6,825,997	Sep-12	40,540
U.K. Gilt 10 yr (Short)	29	5,541,598	Sep-12	(133,219)
U.S. Treasury Bond Ultra 30 yr (Long)	44	7,590,000	Sep-12	359,135
U.S. Treasury Bond 30 yr (Short)	4	604,125	Sep-12	(15,539)
U.S. Treasury Note 2 yr (Long)	153	33,753,235	Sep-12	49,600
U.S. Treasury Note 10 yr (Long)	127	17,101,344	Sep-12	185,634

Total				$(194,081)

WRITTEN OPTIONS OUTSTANDING at 7/31/12 (premiums received $10,076,707) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	$7,119,234	Aug-16/4.28	$1,199,861
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	16,876,413	Aug-16/4.35	2,931,178
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	7,119,234	Aug-16/4.28	166,512
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	3,985,400	Aug-12/2.73	417,152
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	3,147,299	Jul-16/4.67	620,018
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	3,521,759	Aug-16/4.68	696,252
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	1,509,912	May-16/4.745	192,665
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	1,258,920	Jul-16/4.80	260,848
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	3,985,400	Aug-12/2.73	4
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	3,147,299	Jul-16/4.67	57,281
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	3,521,759	Aug-16/4.68	63,744
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	1,509,912	May-16/4.745	11,928
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	1,258,920	Jul-16/4.80	21,276
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	3,153,282	May-16/4.11	319,831
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2026.	2,122,325	Jun-16/4.86	457,106
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	3,153,282	May-16/5.11	20,843
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing June 2026.	2,122,325	Jun-16/5.86	20,417
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	16,528,600	Aug-12/2.855	1,923,598
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	988,742	May-16/4.7575	127,307
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	3,774,781	May-16/4.77	488,057
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	16,528,600	Aug-12/2.855	17
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	988,742	May-16/4.7575	8,010
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	3,774,781	May-16/4.77	30,413
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	3,187,839	May-16/4.60	395,292
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	4,516,167	May-16/4.765	596,134
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	3,187,839	May-16/4.60	26,045
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	4,516,167	May-16/4.765	36,129
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	3,203,784	May-16/4.36	356,165
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 2026.	899,287	Jun-16/4.77	185,856
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing June 2026.	899,287	Jun-16/4.77	14,407
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	3,203,784	May-16/4.86	24,060
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	5,252,000	Aug-15/4.375	2,083,894
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	5,252,000	Aug-15/4.46	2,168,987
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	3,087,351	Jul-16/4.74	640,916
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	2,923,729	Jul-16/4.79	617,834
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	5,252,000	Aug-15/4.375	148,159
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	5,252,000	Aug-15/4.46	137,497
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	3,087,351	Jul-16/4.74	51,994
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	2,923,729	Jul-16/4.79	48,072

Total			$17,565,759

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$830,000		$22,030	6/20/22	2.183%	3 month USD-LIBOR-BBA	$(25,606)
	CAD	1,953,000		—	6/13/14	1.285%	3 month CAD-BA-CDOR	1,615
	CAD	3,331,000		—	6/13/17	1.5875%	3 month CAD-BA-CDOR	2,057
	CAD	836,000		—	6/13/22	2.2%	3 month CAD-BA-CDOR	(7,386)
	Barclay’s Bank, PLC
		$32,513,000	(E)	628,349	9/19/22	2.00%	3 month USD-LIBOR-BBA	(464,738)
		20,500,000	(E)	14,955	9/19/14	0.60%	3 month USD-LIBOR-BBA	(57,615)
		8,627,000	(E)	(26,054)	9/19/14	3 month USD-LIBOR-BBA	0.60%	4,486
		878,000	(E)	(11,809)	9/19/17	3 month USD-LIBOR-BBA	1.10%	(255)
		12,655,000	(E)	(227,199)	9/19/22	3 month USD-LIBOR-BBA	2.00%	198,263
		103,000	(E)	(10,897)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(2,208)
		5,916,923		(226,915)	7/27/22	3 month USD-LIBOR-BBA	3.5375%	849,852
		2,366,769		(91,594)	7/30/22	3 month USD-LIBOR-BBA	3.51%	332,679
		5,916,923		(226,915)	8/1/22	3 month USD-LIBOR-BBA	3.52%	837,955
		5,916,923		(228,690)	8/1/22	3 month USD-LIBOR-BBA	3.36%	746,952
		1,479,000		—	7/20/22	3 month USD-LIBOR-BBA	1.645%	5,829
		830,000		21,871	6/20/22	2.183%	3 month USD-LIBOR-BBA	(25,166)
	AUD	540,000		—	6/22/22	6 month AUD-BBR-BBSW	4.035%	10,137
	AUD	2,420,000		—	6/22/22	4.06%	6 month AUD-BBR-BBSW	(50,738)
	AUD	2,572,000		—	6/29/22	3.9275%	6 month AUD-BBR-BBSW	(23,880)
	AUD	1,474,000		—	7/4/22	3.9975%	6 month AUD-BBR-BBSW	(21,534)
	AUD	1,711,000		—	8/1/22	6 month AUD-BBR-BBSW	3.838%	(284)
	EUR	3,644,000		—	6/18/22	1.945%	6 month EUR-EURIBOR-REUTERS	(78,421)
	EUR	349,000		—	6/18/42	6 month EUR-EURIBOR-REUTERS	2.24%	3,193
	EUR	4,076,000		—	6/19/22	6 month EUR-EURIBOR-REUTERS	1.934%	82,356
	EUR	1,342,000		—	6/19/22	1.885%	6 month EUR-EURIBOR-REUTERS	(19,507)
	EUR	2,043,000		—	6/25/22	6 month EUR-EURIBOR-REUTERS	1.97682%	50,387
	EUR	1,602,000		—	7/5/22	1.945%	6 month EUR-EURIBOR-REUTERS	(32,597)
	EUR	1,940,000		—	7/11/22	1.806%	6 month EUR-EURIBOR-REUTERS	(8,792)
	EUR	4,151,000		—	7/18/22	6 month EUR-EURIBOR-REUTERS	1.766%	(1,074)
	EUR	1,357,000		—	7/27/22	1 month EUR-EONIA-OIS-COMPOUND	1.3575%	(3,352)
	GBP	591,000		—	6/14/22	6 month GBP-LIBOR-BBA	2.13%	20,022
	GBP	1,221,000		—	7/25/42	6 month GBP-LIBOR-BBA	2.8425%	(7,491)
	GBP	2,168,000		—	7/25/22	1.885%	6 month GBP-LIBOR-BBA	9,572
	JPY	228,600,000		—	7/20/22	0.7775%	6 month JPY-LIBOR-BBA	1,692
	JPY	279,500,000		—	7/27/22	0.7325%	6 month JPY-LIBOR-BBA	14,798
	JPY	537,000,000		—	8/1/22	0.77%	6 month JPY-LIBOR-BBA	4,674
	SEK	9,692,000		—	7/11/22	2.1275%	3 month SEK-STIBOR-SIDE	18,175
	Barclay's Bank, PLC
	GBP	1,031,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(262,026)
	Citibank, N.A.
		$592,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	21,217
		2,563,000	(E)	15,122	9/19/17	3 month USD-LIBOR-BBA	1.10%	48,851
		19,720,000	(E)	260,114	9/19/22	2.00%	3 month USD-LIBOR-BBA	(402,872)
		774,000	(E)	(372)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(3,111)
		19,656,000	(E)	(8,737)	9/19/14	3 month USD-LIBOR-BBA	0.6%	60,846
		8,933,000	(E)	(294,644)	9/19/22	3 month USD-LIBOR-BBA	2.00%	5,683
		3,715,000	(E)	(226,838)	9/19/42	3 month USD-LIBOR-BBA	2.75%	86,560
	EUR	2,721,000		—	8/2/22	6 month EUR-EURIBOR-REUTERS	1.8%	8,481
	SEK	12,828,000		—	8/2/22	3 month SEK-STIBOR-SIDE	2.285%	2,192
	Credit Suisse International
		$60,259,000	(E)	(952,919)	9/19/22	3 month USD-LIBOR-BBA	2.00%	1,072,990
		34,388,000	(E)	6,226	9/19/14	3 month USD-LIBOR-BBA	0.60%	127,960
		22,190,000	(E)	(14,637)	9/19/17	3 month USD-LIBOR-BBA	1.10%	277,385
		1,491,000	(E)	(95,653)	9/19/42	3 month USD-LIBOR-BBA	2.75%	30,128
		80,356,600	(E)	934,456	9/19/22	2.00%	3 month USD-LIBOR-BBA	(1,767,133)
		7,385,000	(E)	360,168	9/19/42	2.75%	3 month USD-LIBOR-BBA	(262,830)
		132,542,000	(E)	(94,162)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(563,361)
		9,920,000	(E)	(44,203)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(174,751)
		2,754,000		—	7/18/22	1.591%	3 month USD-LIBOR-BBA	2,816
		2,016,000		—	7/26/22	1.583%	3 month USD-LIBOR-BBA	4,566
		802,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	62,452
	AUD	1,693,000		—	7/17/22	3.77125%	6 month AUD-BBR-BBSW	8,416
	AUD	2,355,000		—	7/24/22	6 month AUD-BBR-BBSW	3.665%	(33,417)
	CAD	14,678,000		—	6/13/14	1.28797%	3 month CAD-BA-CDOR	11,202
	CAD	528,000		—	6/13/17	3 month CAD-BA-CDOR	1.57927%	(532)
	CAD	6,255,000		—	6/13/22	3 month CAD-BA-CDOR	2.19177%	50,582
	CAD	1,963,000		—	6/15/22	2.135%	3 month CAD-BA-CDOR	(5,571)
	CAD	1,679,000		—	6/29/22	2.1725%	3 month CAD-BA-CDOR	(9,371)
	CAD	2,512,000		—	7/9/22	2.1075%	3 month CAD-BA-CDOR	2,070
	CAD	3,747,000		—	7/16/22	3 month CAD-BA-CDOR	2.015%	(35,825)
	CAD	3,622,000		—	7/18/22	3 month CAD-BA-CDOR	1.9975%	(40,535)
	CAD	1,073,000		—	7/23/22	1.9675%	3 month CAD-BA-CDOR	15,231
	CAD	1,396,000		—	7/31/22	2.1175%	3 month CAD-BA-CDOR	1,191
	CHF	427,000		—	5/11/22	6 month CHF-LIBOR-BBA	0.975%	4,498
	CHF	3,576,000		—	5/14/22	1.0125%	6 month CHF-LIBOR-BBA	(50,915)
	CHF	3,674,000		—	6/19/22	0.94%	6 month CHF-LIBOR-BBA	(16,750)
	CHF	3,929,000		—	7/5/22	1.015%	6 month CHF-LIBOR-BBA	(44,085)
	CHF	2,493,000		—	7/25/22	0.9225%	6 month CHF-LIBOR-BBA	(2,756)
	EUR	14,820,000		—	6/28/17	6 month EUR-EURIBOR-REUTERS	1.29%	232,684
	EUR	5,650,000		—	6/28/22	6 month EUR-EURIBOR-REUTERS	1.94%	114,727
	EUR	6,502,000		—	8/1/22	1 month EUR-EONIA-OIS-COMPOUND	1.45%	52,272
	GBP	2,616,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1675%	103,317
	GBP	2,667,000		—	6/15/22	6 month GBP-LIBOR-BBA	2.0125%	45,194
	GBP	969,000		—	6/15/22	1.96%	6 month GBP-LIBOR-BBA	(8,934)
	GBP	1,147,000		—	7/18/22	1.8825%	6 month GBP-LIBOR-BBA	5,134
	GBP	1,217,000		—	7/23/22	6 month GBP-LIBOR-BBA	1.85%	(11,722)
	MXN	16,310,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	119,884
	SEK	62,580,000		—	5/16/22	2.205%	3 month SEK-STIBOR-SIDE	47,011
	SEK	6,796,000		—	6/19/22	3 month SEK-STIBOR-SIDE	2.38%	10,156
	SEK	7,342,000		—	7/2/22	3 month SEK-STIBOR-SIDE	2.325%	5,446
	SEK	6,087,000		—	7/25/22	2.06%	3 month SEK-STIBOR-SIDE	16,882
	Deutsche Bank AG
		$300,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	10,545
		16,679,000	(E)	209,824	9/19/22	2.00%	3 month USD-LIBOR-BBA	(350,925)
		5,394,000	(E)	(121,200)	9/19/22	3 month USD-LIBOR-BBA	2.00%	60,146
		32,878,000	(E)	85,273	9/19/17	1.10%	3 month USD-LIBOR-BBA	(347,402)
	KRW	2,839,000,000		—	4/24/17	3.54%	3 month KRW-CD-KSDA-BLOOMBERG	(82,232)
	MXN	16,310,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	124,573
	MYR	7,656,000		—	7/23/17	3 month MYR-KLIBOR-BNM	2.98%	(12,424)
	Goldman Sachs International
		$776,000		(22,116)	7/18/22	3 month USD-LIBOR-BBA	2.215%	22,770
		848,000		23,726	7/23/22	2.1714%	3 month USD-LIBOR-BBA	(21,539)
		4,230,000	(E)	(6,220)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(21,194)
		2,176,000	(E)	4,047	9/19/14	3 month USD-LIBOR-BBA	0.60%	11,750
		14,896,000	(E)	113,417	9/19/22	2.00%	3 month USD-LIBOR-BBA	(387,388)
		10,102,300	(E)	(157,225)	9/19/22	3 month USD-LIBOR-BBA	2.00%	182,413
		4,721,000	(E)	6,151	9/19/17	1.10%	3 month USD-LIBOR-BBA	(55,978)
		391,000	(E)	21,544	9/19/42	2.75%	3 month USD-LIBOR-BBA	(11,441)
		1,576,000	(E)	(92,394)	9/19/42	3 month USD-LIBOR-BBA	2.75%	40,557
		8,101,000		(128,401)	7/16/22	3 month USD-LIBOR-BBA	2.11875%	267,337
		1,671,000		(25,065)	7/27/22	3 month USD-LIBOR-BBA	2.1825%	65,504
		11,166,000		—	2/22/14	1 month USD-FEDERAL FUNDS-H.15	0.1925%	17,935
		3,003,000		—	2/23/14	0.19625%	1 month USD-FEDERAL FUNDS-H.15	(4,941)
	AUD	1,262,000		—	6/21/22	4.005%	6 month AUD-BBR-BBSW	(20,026)
	AUD	450,000		—	6/22/22	4.035%	6 month AUD-BBR-BBSW	(8,448)
	AUD	2,325,000		—	7/19/22	3.81%	6 month AUD-BBR-BBSW	4,482
	AUD	1,917,000		—	7/30/22	3.73%	6 month AUD-BBR-BBSW	18,336
	CHF	5,707,000		—	6/29/22	0.985%	6 month CHF-LIBOR-BBA	(48,829)
	EUR	2,017,000		—	6/15/22	6 month EUR-EURIBOR-REUTERS	1.952%	45,585
	EUR	278,000		—	6/15/42	2.262%	6 month EUR-EURIBOR-REUTERS	(4,285)
	EUR	4,051,000		—	6/19/22	6 month EUR-EURIBOR-REUTERS	1.919%	74,835
	EUR	2,610,000		—	7/27/22	1 month EUR-EONIA-OIS-COMPOUND	1.366%	(3,809)
	EUR	1,300,000		—	7/30/22	1 month EUR-EONIA-OIS-COMPOUND	1.394%	2,147
	EUR	51,260,000	(E)	—	8/1/17	1 month EUR-EONIA-OIS-COMPOUND	1.425%	53,105
	GBP	1,031,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	132,537
	GBP	4,858,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.1725%	195,493
	GBP	888,000		—	6/20/22	6 month GBP-LIBOR-BBA	2.085%	24,400
	GBP	557,000		—	6/28/22	2.02375%	6 month GBP-LIBOR-BBA	(9,880)
	GBP	1,598,000		—	7/9/22	1.9425%	6 month GBP-LIBOR-BBA	(7,456)
	GBP	884,000		—	7/19/22	6 month GBP-LIBOR-BBA	1.9125%	(777)
	JPY	1,370,000,000		—	9/15/14	0.361%	6 month JPY-LIBOR-BBA	(27,986)
	JPY	411,000,000		—	9/15/41	6 month JPY-LIBOR-BBA	1.768%	241,385
	SEK	6,668,000		—	5/16/22	3 month SEK-STIBOR-SIDE	2.205%	(5,009)
	SEK	17,210,000		—	5/29/22	3 month SEK-STIBOR-SIDE	2.215%	(10,813)
	SEK	14,650,000		—	6/11/22	2.28%	3 month SEK-STIBOR-SIDE	(2,766)
	SEK	13,317,000		—	8/1/22	3 month SEK-STIBOR-SIDE	2.3%	4,974
	JPMorgan Chase Bank NA
		$22,469,800	(E)	143,336	9/19/22	2.00%	3 month USD-LIBOR-BBA	(612,100)
		17,167,000	(E)	(523,378)	9/19/22	3 month USD-LIBOR-BBA	2.00%	53,777
		571,000	(E)	52,338	9/19/42	2.75%	3 month USD-LIBOR-BBA	4,168
		220,000	(E)	(14,334)	9/19/42	3 month USD-LIBOR-BBA	2.75%	4,225
		1,015,000		—	7/30/22	1.565%	3 month USD-LIBOR-BBA	4,193
	CAD	3,500,000		—	9/21/14	1.21561%	3 month CAD-BA-CDOR	10,583
	CAD	1,100,000		—	9/21/41	3 month CAD-BA-CDOR	2.78311%	62,840
	CAD	1,060,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(34,851)
	CAD	4,916,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	36,852
	CAD	16,887,000		—	6/13/14	3 month CAD-BA-CDOR	1.2825%	(14,693)
	CAD	2,796,000		—	6/13/17	3 month CAD-BA-CDOR	1.56%	(5,397)
	CAD	1,599,000		—	6/13/22	2.175%	3 month CAD-BA-CDOR	(10,488)
	CAD	1,504,000		—	6/25/22	2.1725%	3 month CAD-BA-CDOR	(8,604)
	CAD	735,000		—	7/26/22	2.07%	3 month CAD-BA-CDOR	3,660
	EUR	82,000		—	6/15/42	2.245%	6 month EUR-EURIBOR-REUTERS	(877)
	EUR	1,300,000		—	7/30/22	6 month EUR-EURIBOR-REUTERS	1.803%	2,597
	GBP	479,000		—	6/13/22	6 month GBP-LIBOR-BBA	2.175%	19,451
	JPY	901,000,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	140,042
	JPY	149,300,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	130,733
	JPY	536,336,000		—	8/2/22	0.7775%	6 month JPY-LIBOR-BBA	5,124
	JPY	89,500,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	68,495
	JPY	120,300,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(28,256)
	MXN	5,961,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(41,935)
	MXN	7,709,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(54,151)
	MXN	2,330,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	18,268
	MXN	28,320,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(137,886)
	MXN	7,040,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	47,337
	The Royal Bank of Scotland PLC
		$1,410,000	(E)	1,410	9/19/22	2.00%	3 month USD-LIBOR-BBA	(45,994)
	UBS AG
	CHF	12,609,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(83,031)

	Total							$1,014,920
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,086,229	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$1,932
Barclay’s Bank, PLC
	220,698	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,170
	1,233,789	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,194
	560,884	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	998
	12,870	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8
	70,222	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(449)
	2,040,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(52,601)
	1,221,428	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,172
	1,163,650	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,499
	2,321,164	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,979
	4,960,751	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	64,265
	996,062	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,904
	193,390	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,778
	626,984	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,005
	454,773	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,532
Citibank, N.A.
	367,275	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,758
Credit Suisse International
	1,617,783	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	7,134
	216,319	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	385
	1,085,456	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,931
Goldman Sachs International
	1,170,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	18,708
	877,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	13,132
	119,219	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	71
	218,636	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	389
	6,563,728	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,674
	390,919	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	695
	1,817,850	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,233
	9,709	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6
	125,542	196	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(217)
	150,605	377	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(119)
	2,844,558	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,200)
	2,292,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	32,180
	2,292,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	35,595
	2,292,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	36,259
	2,292,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	64,016
GBP	1,430,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(70,984)
GBP	1,430,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(76,275)
GBP	1,430,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(76,880)
GBP	1,430,000	—	4/3/22	(3.21%)	GBP Non-revised UK Retail Price Index	(126,944)

Total						$(76,067)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received
	Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(4,451)	$500,000	12/20/19	(100 bp)	$101,996

	Total						$101,996

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Neuvo Sol
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $360,614,886.
(b)	The aggregate identified cost on a tax basis is $376,016,820, resulting in gross unrealized appreciation and depreciation of $22,308,856 and $6,196,826, respectively, or net unrealized appreciation of $16,112,030.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $19,203 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $149,251,971 and $188,388,803, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $236,289,132 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	55.8%
	Germany	10.8
	United Kingdom	8.1
	France	6.0
	Japan	5.1
	Italy	2.1
	Supra-Nation	1.4
	Luxembourg	1.2
	Canada	1.2
	Argentina	1.2
	Spain	1.1
	Netherlands	1.0
	Russia	0.8
	Sweden	0.5
	South Africa	0.5
	Other	3.2

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
	The fund had an average contract amount of approximately $393,700,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $294,600,000 on written options contracts for the reporting period.
	Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	The fund had an average number of contracts of approximately 810 on futures contracts for the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $511,900,000 on forward currency contracts for the reporting period.
	Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	The fund had an average notional amount of approximately $63,500,000 on total return swap contracts for the reporting period.
	Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	The fund had an average notional amount of approximately $1,398,900,000 on interest rate swap contracts for the reporting period.
	Credit default contracts: The fund entered into credit default contracts to hedge credit risk.
	In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
	The fund had an average notional amount of approximately $3,200,000 on credit default swap contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $5,075,788 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $8,216,799 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $6,389,721.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,626,476	$—
Corporate bonds and notes	—	95,211,115	—
Foreign government and agency bonds and notes	—	128,619,339	—
Mortgage-backed securities	—	62,174,451	—
Municipal bonds and notes	—	591,914	—
Purchased options outstanding	—	19,634,372	—
Senior loans	—	154,111	—
U.S. government agency mortgage obligations	—	25,376,218	—
U.S. treasury obligations	—	1,936,365	—
Short-term investments	36,383,244	20,421,245	—

Totals by level	$36,383,244	$355,745,606	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,016,394	$—
Futures contracts	(194,081)	—	—
Written options	—	(17,565,759)	—
TBA sale commitments	—	(7,365,000)	—
Interest rate swap contracts	—	1,963,134	—
Total return swap contracts	—	(76,640)	—
Credit default contracts	—	106,447	—

Totals by level	$(194,081)	$(20,921,424)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$106,447	$—
Foreign exchange contracts	3,903,282	1,886,888
Interest rate contracts	32,656,687	28,895,661

Total	$36,666,416	$30,782,549

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012